UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1:	Schedule of Investments

Vanguard STAR Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (49.6%)
Vanguard Windsor II Fund Investor Shares	63,682,049	2,098,960
Vanguard Windsor Fund Investor Shares	63,798,950	1,121,586
Vanguard PRIMECAP Fund Investor Shares	13,170,229	880,298
Vanguard Morgan Growth Fund Investor Shares	49,741,343	870,473
Vanguard U.S. Growth Fund Investor Shares	52,122,423	857,935
Vanguard Explorer Fund Investor Shares	7,121,354	529,259

	6,358,511
International Stock Funds (13.0%)
Vanguard International Growth Fund Investor Shares	35,739,553	833,089
Vanguard International Value Fund	21,192,016	831,151

	1,664,240
Bond Funds (24.9%)
Vanguard GNMA Fund Investor Shares	158,814,369	1,596,084
Vanguard Long-Term Investment-Grade Fund Investor Shares	180,195,689	1,600,138

	3,196,222
Short-Term Bond Fund (12.3%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	149,942,079	1,569,894

Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 5.276%	22,252,171	22,252

Total Investment Companies
(Cost $9,939,848)	12,811,119

Other Assets and Liabilities-Net (0.0%)	2,278

Net Assets (100%)	12,813,397

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2006, the cost of investment securities for tax purposes was $9,939,848,000. Net unrealized appreciation of investment securities for tax purposes was $2,871,271,000, consisting of unrealized gains of $2,925,494,000 on securities that had risen in value since their purchase and $54,223,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Index Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Investment Companies (100.0%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	295,208,693	9,446,678
Vanguard Pacific Stock Index Fund Investor Shares	380,074,267	4,450,670
Vanguard Emerging Markets Stock Index Fund Investor Shares	113,335,750	2,321,116

	16,218,464

Money Market Fund (0.0%)
[1]Vanguard Market Liquidity Fund, 5.276%	1,228,055	1,228

Total Investment Companies
(Cost $12,033,435)		16,219,692

Other Assets and Liabilities-Net (0.0%)		(646)

Net Assets (100%)		16,219,046

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2006, the cost of investment securities for tax purposes was $12,033,435,000. Net unrealized appreciation of investment securities for tax purposes was $4,186,257,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Growth Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Fund (49.7%)
Vanguard Total Stock Market Index Fund Investor Shares	123,903,010	3,803,822

International Stock Fund (15.4%)
Vanguard Total International Stock Index Fund	74,509,645	1,177,998

Balanced Fund (24.8%)
Vanguard Asset Allocation Fund Investor Shares	73,168,907	1,902,392

Bond Fund (9.9%)
Vanguard Total Bond Market Index Fund Investor Shares	77,007,666	756,215

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.276%	5,010,260	5,010

Total Investment Companies
(Cost $6,243,510)		7,645,437

Other Assets and Liabilities-Net (0.1%)		8,867

Net Assets (100%)		7,654,304

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2006, the cost of investment securities for tax purposes was $6,243,510,000. Net unrealized appreciation of investment securities for tax purposes was $1,401,927,000, consisting of unrealized gains of $1,417,711,000 on securities that had risen in value since their purchase and $15,784,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Income Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Fund (5.0%)
Vanguard Total Stock Market Index Fund Investor Shares	2,632,929	80,831

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	15,550,621	404,316

Bond Fund (50.1%)
Vanguard Total Bond Market Index Fund Investor Shares	82,153,951	806,752

Short-Term Bond Fund (19.7%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	30,380,458	318,083

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.276%	1,519,051	1,519

Total Investment Companies
(Cost $1,528,105)		1,611,501

Other Assets and Liabilities-Net (0.0%)		303

Net Assets (100%)		1,611,804

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2006, the cost of investment securities for tax purposes was $1,528,105,000. Net unrealized appreciation of investment securities for tax purposes was $83,396,000, consisting of unrealized gains of $115,967,000 on securities that had risen in value since their purchase and $32,571,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Fund (20.1%)
Vanguard Total Stock Market Index Fund Investor Shares	31,246,766	959,276

International Stock Fund (5.1%)
Vanguard Total International Stock Index Fund	15,472,812	244,625

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	45,987,678	1,195,679

Bond Fund (29.9%)
Vanguard Total Bond Market Index Fund Investor Shares	145,610,206	1,429,892

Short-Term Bond Fund (19.8%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	90,245,999	944,876

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.276%	4,303,074	4,303

Total Investment Companies
(Cost $4,289,620)		4,778,651

Other Assets and Liabilities-Net (0.1%)		3,823

Net Assets (100%)		4,782,474

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2006, the cost of investment securities for tax purposes was $4,289,620,000. Net unrealized appreciation of investment securities for tax purposes was $489,031,000, consisting of unrealized gains of $545,747,000 on securities that had risen in value since their purchase and $56,716,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Fund (34.9%)
Vanguard Total Stock Market Index Fund Investor Shares	98,631,922	3,028,000

International Stock Fund (10.2%)
Vanguard Total International Stock Index Fund	56,042,622	886,034

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	83,130,669	2,161,398

Bond Fund (29.8%)
Vanguard Total Bond Market Index Fund Investor Shares	263,194,076	2,584,566

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 5.276%	3,047,844	3,048

Total Investment Companies
(Cost $7,372,099)		8,663,046

Other Assets and Liabilities-Net (0.1%)		4,763

Net Assets (100%)		8,667,809

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2006, the cost of investment securities for tax purposes was $7,372,099,000. Net unrealized appreciation of investment securities for tax purposes was $1,290,947,000, consisting of unrealized gains of $1,350,767,000 on securities that had risen in value since their purchase and $59,820,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Investment Companies (100.1%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	47,099,227	1,507,175
Vanguard Pacific Stock Index Fund Investor Shares	60,639,111	710,084

		2,217,259

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.276%	1,576,757	1,577

Total Investment Companies
(Cost $1,604,777)		2,218,836

Other Assets and Liabilities-Net (-0.1%)		(1,495)

Net Assets (100%)		2,217,341

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2006, the cost of investment securities for tax purposes was $1,604,777,000. Net unrealized appreciation of investment securities for tax purposes was $614,059,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Institutional Developed Markets Index Fund Schedule of Investments July 31, 2006
	Shares	Market Value ($000)

Investment Companies (100.2%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Institutional Shares	61,533,147	1,972,137
Vanguard Pacific Stock Index Fund Institutional Shares	79,200,982	929,028

	2,901,165

Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 5.276%	7,161,440	7,161

Total Investment Companies
(Cost $2,285,483)		2,908,326

Other Assets and Liabilities-Net (-0.2%)		(5,946)

Net Assets (100%)		2,902,380

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2006, the cost of investment securities for tax purposes was $2,285,483,000. Net unrealized appreciation of investment securities for tax purposes was $622,843,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 19, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.